Inventories	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Inventories
Inventories

4. Inventories

	As at	As at
	May 31,	August 31,
	2023	2022
	$	$
Raw materials	1,926,581	1,709,368
Work-in-process	125,172	75,170
Finished goods	667,755	309,238
	2,719,508	2,093,776

For the three and nine months ended May 31, 2023, inventories recognized as an expense amounted to $401,021 and $2,258,376 respectively [May 31, 2022 – $890,649 and $2,079,821 respectively].

For the three and nine months ended May 31, 2023, cost of sales includes depreciation of $4,273 and $318,398 respectively [May 31, 2022 – $188,152 and $544,462 respectively].

7. Inventories

	2022	2021
	$	$
Raw materials	1,709,368	1,549,125
Work-in-process	75,170	327,757
Finished goods	309,238	99,202
	2,093,776	1,976,084

For the year ended August 31, 2022, inventories recognized as an expense amounted to $4,065,381 [2021 – $1,909,606; 2020 – $812,783].

For the year ended August 31, 2022, cost of sales includes depreciation of $687,023 [2021 – $232,195; 2020 - $142,336].